UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05415
Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ■ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.9%)
	Australia (5.0%)
	Airports
1,466,379	MAp Group (Stapled Securities) (a)	$4,542,787

	Diversified
1,311,140	DUET Group (Stapled Securities) (a)(b)	2,036,946

	Oil & Gas Storage & Transportation
601,900	APA Group (Stapled Securities) (a)	2,336,564

	Toll Roads
1,131,800	Transurban Group (Stapled Securities) (a)	5,883,734

	Transmission & Distribution
1,561,194	Spark Infrastructure Group	1,869,129

	Total Australia	16,669,160

	Brazil (0.5%)
	Water
38,500	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,784,475

	Canada (13.8%)
	Oil & Gas Storage & Transportation
574,268	Enbridge, Inc.	18,331,200

661,473	TransCanada Corp.	26,852,812

		45,184,012

	Ports
49,930	Westshore Terminals Investment Corp. (Stapled Securities) (a)(b)	1,046,819

	Total Canada	46,230,831

	China (13.5%)
	Oil & Gas Storage & Transportation
3,662,000	Beijing Enterprises Holdings Ltd. (c)	18,278,351

31,235,000	China Gas Holdings Ltd. (c)	7,750,274

2,318,000	ENN Energy Holdings Ltd. (c)	7,499,671

7,714,000	Sichuan Expressway Co. Ltd. (c)	3,095,075

		36,623,371

	Ports
1,540,469	China Merchants Holdings International Co., Ltd. (c)	4,137,092

	Toll Roads
5,612,322	Jiangsu Expressway Co., Ltd. H Shares (c)	4,247,024

	Total China	45,007,487

	France (3.9%)
	Communications
33,770	Eutelsat Communications SA	1,356,521

477,029	SES SA	11,583,078

	Total France	12,939,599

	Germany (0.3%)
	Airports
20,327	Fraport AG Frankfurt Airport Services Worldwide	1,186,204

	Hong Kong (2.8%)
	Oil & Gas Storage & Transportation
4,162,290	Hong Kong & China Gas Co., Ltd.	9,371,262

	Italy (4.4%)
	Oil & Gas Storage & Transportation
1,446,013	Snam Rete Gas SpA	6,674,983

	Toll Roads
179,971	Atlantia SpA	2,581,120

630,671	Societa Iniziative Autostradali e Servizi SpA	4,857,505

		7,438,625

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Transmission & Distribution
179,100	Terna Rete Elettrica Nazionale SpA	$664,356

	Total Italy	14,777,964

	Mexico (0.2%)
	Airports
15,300	Grupo Aeroportuario del Sureste SAB de CV ADR	760,716

	Netherlands (1.3%)
	Oil & Gas Storage & Transportation
87,897	Koninklijke Vopak N.V.	4,211,039

	Spain (3.9%)
	Diversified
147,650	Ferrovial SA	1,686,641

	Oil & Gas Storage & Transportation
130,598	Enagas SA	2,405,040

	Toll Roads
443,168	Abertis Infraestructuras SA	6,809,828

	Transmission & Distribution
48,432	Red Electrica Corp. SA	2,210,164

	Total Spain	13,111,673

	Switzerland (0.6%)
	Airports
5,013	Flughafen Zuerich AG (Registered)	1,885,605

	United Kingdom (14.0%)
	Transmission & Distribution
3,601,800	National Grid PLC	35,712,112

	Water
321,500	Pennon Group PLC	3,372,276

169,700	Severn Trent PLC	4,060,915

373,400	United Utilities Group PLC	3,616,489

		11,049,680

	Total United Kingdom	46,761,792

	United States (34.7%)
	Communications
381,790	American Tower Corp. Class A (d)	20,540,302

283,050	Crown Castle International Corp. (d)	11,511,644

165,850	SBA Communications Corp. Class A (d)	5,718,508

		37,770,454

	Diversified
624,980	CenterPoint Energy, Inc.	12,262,108

	Oil & Gas Storage & Transportation
191,389	Enbridge Energy Management LLC (d)	5,261,284

69,949	Kinder Morgan Management LLC (d)	4,105,307

280,734	NiSource, Inc.	6,002,093

14,610	Northwest Natural Gas Co.	644,301

61,440	Oneok, Inc.	4,057,497

196,540	Sempra Energy	10,121,810

25,529	Southwest Gas Corp.	923,384

544,203	Spectra Energy Corp.	13,349,299

		44,464,975

	Transmission & Distribution
114,340	ITC Holdings Corp.	8,853,346

192,450	Northeast Utilities	6,475,943

87,230	NSTAR	3,908,776

		19,238,065

	Water
77,200	American Water Works Co., Inc.	2,329,896

	Total United States	$116,065,498

	Total Common Stocks (Cost $302,666,349)	330,763,305

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES (000)
	Short-Term Investments (e) (1.5%)
	Investment Company
4,943	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $4,942,531)		4,942,531

	Total Investments (Cost $307,608,880) (f)(g)	100.4%	335,705,836

	Liabilities in Excess of Other Assets	(0.4)	(1,242,902)

	Net Assets	100.0%	$334,462,934

ADR	American Depositary Receipt.

(a)	Comprised of securities in separate entities that are traded as a single stapled security.

(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)	Security trades on the Hong Kong exchange.

(d)	Non-income producing security.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(f)	The market value and percentage of net assets, $165,921,785 and 49.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund
Summary of Investments ■ September 30, 2011 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Oil & Gas Storage & Transportation	$151,271,246	45.0%
Transmission & Distribution	59,693,826	17.8
Communications	50,710,053	15.1
Toll Roads	24,379,211	7.3
Diversified	15,985,695	4.8
Water	15,164,051	4.5
Airports	8,375,312	2.5
Ports	5,183,911	1.5
Investment Company	4,942,531	1.5

	$335,705,836	100.0%

Morgan Stanley Global Infrastructure Fund
Notes to Portfolio of Investments • September 30, 2011 (unaudited)
Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Airports	$8,375,312	$760,716	$7,614,596	—
Communications	50,710,053	37,770,454	12,939,599	—
Diversified	15,985,695	12,262,108	3,723,587	—
Oil & Gas Storage & Transportation	151,271,246	89,648,987	61,622,259	—
Ports	5,183,911	1,046,819	4,137,092	—
Toll Roads	24,379,211	—	24,379,211	—
Transmission & Distribution	59,693,826	19,238,065	40,455,761	—
Water	15,164,051	4,114,371	11,049,680	—

Total Common Stocks	330,763,305	164,841,520	165,921,785	—

Short-Term Investment — Investment Company	4,942,531	4,942,531	—	—

Total Assets	$335,705,836	$169,784,051	$165,921,785	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of $148,008,767 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Global Infrastructure Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer November 17, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer November 17, 2011